Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Provision for onerous contracts	₨ 224		₨ 294
Non-current provisions	224	$ 2	294
Current
Provision for onerous contracts	1,184		1,288
Provision for warranty	214		207
Others	98		142
Current provisions	1,496	$ 16	1,637
Total	₨ 1,720		₨ 1,931